BALANCES AND TRANSACTIONS WITH RELATED PARTIES	6 Months Ended
Jun. 30, 2017
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE 7:-	BALANCES AND TRANSACTIONS WITH RELATED PARTIES

a.	Balances with related parties:

	June 30,	December 31,
	2017	2016
	Unaudited

Other accounts payable and accrued expenses:
DBSI (see note 4e)	$53	$53

b.	Transactions with related parties:

	Six months ended June 30,		Three months ended June 30,		Year ended December 31,
	2017	2016	2017	2016	2016
	Unaudited

Management fees to DBSI (see Note 4e)	$90	$90	$45	$45	$180
Sales to related parties	$39	$22	$13	$11	$106
Purchase from related parties	$504	$24	$247	$7	$847

c.	Long term loan related parties:

The Company has granted a long term loan to its related party Shagrir. The loan bears no interest and will not be paid before 31 December 2020. As of June 30, 2017 the loan balance is $940 thousands.